GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020
Customer One [Member]
Percentage of revenue		31.00%
Customer Two [Member]
Percentage of revenue		31.00%
Merger Agreement [Member]
Amount awarded under settlement	$ 70,000